Commitments and Contingencies (Details) - CNY (¥)		12 Months Ended
	Dec. 18, 2023	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Payment to contract	¥ 72,410,000
Liquidated damages	¥ 20,000,000
Qingtian International School [Member]
Commitments and Contingencies [Line Items]
Future lease payments		¥ 52,608,078